PRODUCT WARRANTY	12 Months Ended
Dec. 31, 2014
PRODUCT WARRANTY [Abstract]
PRODUCT WARRANTY
19.	PRODUCT WARRANTY

Total
Product warranty
Balance as of December 31, 2011	300
Warranty accrued	284
Utilized	(118)
Balance as of December 31, 2012	466
Warranty accrued	989
Utilized	(237)
Balance as of December 31, 2013	1,218
Warranty accrued	2,193
Utilized	(226)
Balance as of December 31, 2014	3,185

The current portion of product warranty of $153 and nil as of December 31, 2013 and 2014, respectively, is included in Other accrued expenses of “Accrued expenses and other current liabilities” in the consolidated balance sheets.